Fair value - Hierarchy 3 evolution, Convertible Loans Fluidda (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value of financial assets
As of 1 January,	€ 396,336	€ 396,630
As of 31 December,	420,646	396,336	€ 396,630
Convertible Loan Fluidda | Level 3
Fair value of financial assets
As of 1 January,	3,994	3,744	3,494
Remeasurement	0	0	0
Repayment	(4,205)	0	0
Capitalized Interest	211	250	250
As of 31 December,	€ 0	€ 3,994	€ 3,744